IMPAIRMENT TESTING (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Projected cash flows calculation period	10 years
Percentage of Inflation	2.00%
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)	10.80%	6.70%	7.00%	7.50%
Year 2025
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
CO2 emission reduction commitment	40.00%
Year 2030
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
CO2 emission reduction commitment	45.00%